Equity - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 $ / shares
Class of Stock [Line Items]
Common Stock shares authorized, unlimited	Unlimited		Unlimited
Common stock shares, outstanding	59,126,613	59,126,613	58,451,931	58,451,931
Increase (decrease) in issued common shares	674,682
Common stock, voting rights	one vote for each share
Special voting Share, voting right	one vote per Class C Unit held
Special voting Share outstanding	1.00	1.00
Special voting Share issued	1.00	1.00
Special voting per share, dissolution right | $ / shares		$ 1.00
Warrants outstanding	13,402,685	13,402,685
Warrant exercise price | $ / shares							$ 11.50
Forfeiture date of common shares subject to forfeiture	Feb. 07, 2022
Common shares subject to forfeiture	1,675,336	1,675,336
Minimum closing price of common shares subject to forfeiture | $ / shares							$ 13.00
Dividend paid per common share | $ / shares				$ 0.02		$ 0.02
Dividends payable, date to be Paid, Year			2019	2019	2018	2018
Dividends payable, date Declared			Apr. 02, 2019		Apr. 02, 2018
Dividends payable, date of Record			Apr. 16, 2019		Apr. 16, 2018
Common Share issued through dividend reinvestment plan			72,557		34,734
Purchase price as a percentage of market price	95.00%
Cash dividend | $	$ 11,680		$ 8,437		$ 7,573
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs	3,339,036	3,339,036	2,490,277	2,490,277
Trilogy LLC | Trilogy International Partners LLC
Class of Stock [Line Items]
Equity ownership percentage by parent	69.10%	69.10%
Increase in ownership percentage	0.20%
Class C Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	44,985		37,298
Distribution in units			259,760		137,256
Common units outstanding	26,426,191	26,426,191	26,381,206	26,381,206
Class C Units | Trilogy LLC | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs	48,033	48,033	96,065	96,065
Vesting period	4 years
Class A Units | Trilogy LLC
Class of Stock [Line Items]
Common units outstanding	157,682,319	157,682,319
Class B Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	674,682		738,095
Common units outstanding	59,126,613	59,126,613	58,451,931	58,451,931
Shareholders that did not participate in the dividend reinvestment plan
Class of Stock [Line Items]
Cash dividend | $			$ 800		$ 700
Other current liabilities and accrued expenses | Warrants
Class of Stock [Line Items]
Warrant liability | $	$ 200	$ 200	$ 100	$ 100